Joint Arrangements	12 Months Ended
Dec. 31, 2022
Joint Arrangements
Joint Arrangements

29. Joint Arrangements

Joint Operations

The company’s material joint operations as at December 31 are set out below:

		Country of
		Incorporation and
		Principal Place of	Ownership %	Ownership %
Material Joint Operations	Principal Activity	Business	2022	2021
Oil Sands
Operated by Suncor:
Fort Hills Energy Limited Partnership(1)	Oil sands development	Canada	54.11	54.11
Meadow Creek	Oil sands development	Canada	75.00	75.00
Syncrude	Oil sands development	Canada	58.74	58.74
Exploration and Production
Operated by Suncor:
Terra Nova	Oil and gas production	Canada	48.00	48.00
Non-operated:
Buzzard(2)	Oil and gas production	United Kingdom	29.89	29.89
Fenja Development JV(3)	Oil and gas production	Norway	—	17.50
Hibernia and the Hibernia South Extension Unit	Oil and gas production	Canada	19.48-20.00	19.48-20.00
Hebron	Oil and gas production	Canada	21.03	21.03
Harouge Oil Operations	Oil and gas production	Libya	49.00	49.00
North Sea Rosebank Project(2)	Oil and gas production	United Kingdom	40.00	40.00
Oda(3)	Oil and gas production	Norway	—	30.00
White Rose and the White Rose Extensions(4)	Oil and gas production	Canada	38.625-40.00	26.13-27.50

(1)	Subsequent to December 31, 2022, Suncor acquired an additional 14.65% working interest in Fort Hills, bringing the company’s and its affiliate’s total aggregate working interest to 68.76%.
(2)	In the third quarter of 2022, Suncor reclassified the assets and liabilities related to its United Kingdom (U.K.) operations as assets held for sale, including its interests in Buzzard and Rosebank. Subsequent to the fourth quarter of 2022, the company reached an agreement for the sale of its U.K operations. The sale is expected to close in mid-2023.
(3)	In the third quarter of 2022, Suncor completed the sale of its Norway assets, including its 30% working interest in Oda and its 17.5% working interest in the Fenja Development Joint Operations.
(4)	In the second quarter of 2022, Suncor announced that concurrent with the decision to restart the West White Rose project by the joint venture owners, Suncor increased its ownership in the White Rose asset 12.50% to approximately 40.00%.

Joint Ventures and Associates

The company does not have any joint ventures or associates that are considered individually material. Summarized aggregate financial information of the joint ventures and associates, which are all included in the company’s Refining and Marketing operations, are shown below:

	Joint ventures		Associates

($ millions)	2022	2021	2022	2021
Net earnings (loss)	(25)	5	(1)	(2)
Total comprehensive earnings (loss)	(25)	5	(1)	(2)
Carrying amount as at December 31	39	63	63	66